Sharebased compensation - Share based compensation related to preferred and ordinary shares (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Share-based compensation
Share-based compensations expenses | ¥	¥ 2,252,589	¥ 2,955,590		¥ 382,196
Preferred and ordinary shares
Share-based compensation
Share-based compensations expenses	¥ 0	¥ 432,485	$ 432,485	¥ 36,723	$ 36,723
Re-designation of ordinary shares to preferred shares
Share-based compensation
Share-based compensations expenses					$ 36,723
Transfer of ordinary shares from employees to investors
Share-based compensation
Share-based compensations expenses			323,199
Repurchase of ordinary shares
Share-based compensation
Share-based compensations expenses			46,048
Repurchase of deemed issued shares
Share-based compensation
Share-based compensations expenses			$ 63,238